Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash, Cash Equivalents Details [Line Items]
Cash	¥ 847,980	¥ 518,555
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	2,212	69,989
Time deposits, certificates of deposit and other	134,271	372,889
Total	¥ 984,463	¥ 961,433	¥ 1,020,143	¥ 1,435,158